Derivative Instruments - Additional Information (Detail) - CAD ($)		12 Months Ended
		Oct. 31, 2019		Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Obligation to exercise the option		$ 54,000,000		$ 88,000,000	$ 129,000,000
Derivative instruments in a liability position		5,736,000,000		2,860,000,000
Derivative instruments in a liability position, collateral posted		5,660,000,000		2,963,000,000
Gains (losses) on derivatives designated as cash flow hedges arising during the year	[2]	1,444,000,000	[1]	(1,228,000,000)	(839,000,000)
Gain (loss) related to cash flow hedges reclassified to profit or loss	[3]	(143,000,000)	[1]	(336,000,000)	(61,000,000)
Gain on net increases in the fair value of the hedged item attributable to hedged risk		1,945,000,000		$ (2,331,000,000)
Derivative fair value		773,000,000
IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on derivatives designated as cash flow hedges arising during the year					(1,161,000,000)
Gain (loss) related to cash flow hedges reclassified to profit or loss					188,000,000
Net ineffectiveness recognized on cash flow hedges					(7,000,000)
Fair value loss on derivatives held in qualifying fair value hedging					(200,000,000)
Gain on net increases in the fair value of the hedged item attributable to hedged risk					$ 193,000,000
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Obligation to exercise the option		$ 0

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).
[2]	Net of income tax (provision) recovery of $(521) million, $432 million and $322 million for the year ended, respectively.
[3]	Net of income tax (recovery) of $(51) million, $(121) million and $(21) million for the year ended, respectively.